ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENT DATED JUNE 25, 2012 TO THE

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2012

FOR CONTRACTS ISSUED BEFORE JUNE 1, 2009

Commodore Advantage® Contracts

Commodore Independence® Contracts

Commodore Spirit® Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

The information in this Supplement updates and otherwise supplements the Supplemental Prospectus dated May 1, 2012 (the “2012 GWB Supplement”). Please read this Supplement carefully and retain it for future reference. Unless otherwise indicated, terms used in this Supplement have the same meaning as in the 2012 GWB Supplement.

The text below replaces in its entirety the examples set out on pages 3 and 4 of the 2012 GWB Supplement.

SUPPLEMENT TO EXAMPLES FOR COMMODORE ADVANTAGE® CONTRACTS

The following information supplements the Examples section in the Commodore Advantage® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated. A bonus in the amount of 4% of this Purchase Payment is credited to the Account Value. Your investment has a 5% return each year.
•

You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract. The rollup interest credit rate for the rider is 5%. The maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•

You allocate your Purchase Payment to the Designated Subaccount that invests in the Ibbotson Portfolio with the highest fund operating expenses. As a result, the maximum Portfolio expenses of 1.04% are incurred.

By comparing the costs shown for each example, you can see the impact of contingent deferred sales charges on your costs.

		1 year	3 years	5 years	10 years
Example 1	If you surrender your Contract at the end of the period, your costs would be:	$1,202	$1,992	$2,807	$5,475
Example 2	If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$402	$1,292	$2,307	$5,475

SUPPLEMENT TO EXAMPLES FOR COMMODORE INDEPENDENCE® CONTRACTS

The following information supplements the Examples section in the Commodore Independence® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•

You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Rider when you purchase your Contract. The rollup interest credit rate for the rider is 5%. The maximum Rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.
•

You allocate your Purchase Payment to the Designated Subaccount that invests in the Ibbotson Portfolio with the highest fund operating expenses. As a result, the maximum Portfolio expenses of 1.04% are incurred.

	1 year	3 years	5 years	10 years
If you surrender, annuitize or keep your Contract at the end of the period, your costs would be:	$412	$1,322	$2,359	$5,587

SUPPLEMENT TO EXAMPLES FOR COMMODORE SPIRIT® CONTRACTS

The following information supplements the Examples section in the Commodore Spirit® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•

You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract. The rollup interest credit rate for the rider is 5%. The maximum Rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•

You allocate your Purchase Payment to the Designated Subaccount that invests in the Ibbotson Portfolio with the highest fund operating expenses. As a result, the maximum Portfolio expenses of 1.04% are incurred.

By comparing the costs shown for each example, you can see the impact of contingent deferred sales charges on your costs.

		1 year	3 years	5 years	10 years
Example 1	If you surrender your Contract at the end of the period, your costs would be:	$1,102	$1,792	$2,607	$5,475
Example 2	If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$402	$1,292	$2,307	$5,475

Example for Contract with Optional Benefit Rider, Highest Possible Separate Account Charges, and Maximum Fund Operating Expenses

Assumptions

•	You purchased an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•

You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract. The rollup interest credit rate for the rider is 5%. The maximum Rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.
•

You allocate your Purchase Payment to the Designated Subaccount that invests in the Ibbotson Portfolio with the highest fund operating expenses. As a result, the maximum Portfolio expenses of 1.04% are incurred.

By comparing the costs shown for each example, you can see the impact of contingent deferred sales charges on your costs.

		1 year	3 years	5 years	10 years
Example 1	If you surrender your Contract at the end of the period, your costs would be:	$1,127	$1,870	$2,741	$5,765
Example 2	If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$427	$1,370	$2,441	$5,765